STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	Mar. 31, 2021 item $ / shares shares	Dec. 31, 2020 item $ / shares shares
Class A ordinary
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	350,000,000	350,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | item	1	1
Common shares, shares issued (in shares)	1,471,210	1,447,914
Common shares, shares outstanding (in shares)	1,471,210	1,447,914
Common stock subject to possible redemption, issued (in shares)	8,162,790	8,186,086
Class B ordinary
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	150,000,000	150,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | item	1	1
Common shares, shares issued (in shares)	2,300,000	2,300,000
Common shares, shares outstanding (in shares)	2,300,000	2,300,000
Common stock subject to possible redemption, issued (in shares)	2,300,000	2,300,000